Fair Value Measurements (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Estimate of Fair Value Measurement [Member] | Long-term Debt [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		$ (2,273.4)	$ (2,123.2)
Estimate of Fair Value Measurement [Member] | Long-term Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		0.0	0.0
Estimate of Fair Value Measurement [Member] | Long-term Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		(2,273.4)	(2,123.2)
Reported Value Measurement [Member] | Long-term Debt [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		(2,110.1)	(1,816.6)
Reported Value Measurement [Member] | Long-term Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		0.0	0.0
Reported Value Measurement [Member] | Long-term Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		(2,110.1)	(1,816.6)
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Assets measured at fair value		85.7	235.6
Liabilities measured at fair value
Liabilities measured at fair value		(5.7)	(2.4)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Assets measured at fair value		38.0	48.2
Liabilities measured at fair value
Liabilities measured at fair value		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Assets measured at fair value		47.7	187.4
Liabilities measured at fair value
Liabilities measured at fair value		(5.7)	(2.4)
Fair Value, Measurements, Recurring [Member] | Cash and Cash Equivalents [Member]
Assets measured at fair value
Cash and cash equivalents	[1]	38.0	173.2
Fair Value, Measurements, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Cash and cash equivalents	[1]	38.0	48.2
Fair Value, Measurements, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Cash and cash equivalents	[1]	0.0	125.0
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member]
Assets measured at fair value
Derivative assets, current		0.2	0.1
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Derivative assets, current		0.0	0.0
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Derivative assets, current		0.2	0.1
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Assets [Member]
Assets measured at fair value
Derivative Asset, Noncurrent		1.7	0.0
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Derivative Asset, Noncurrent		0.0	0.0
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Derivative Asset, Noncurrent		1.7	0.0
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member]
Liabilities measured at fair value
Commodity hedge contracts-current		(0.3)	0.0
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Commodity hedge contracts-current		0.0	0.0
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Commodity hedge contracts-current		(0.3)	0.0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member]
Assets measured at fair value
Derivative assets, current		35.2	47.0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Derivative assets, current		0.0	0.0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Derivative assets, current		35.2	47.0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Assets [Member]
Assets measured at fair value
Derivative Asset, Noncurrent		10.6	15.3
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Derivative Asset, Noncurrent		0.0	0.0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Derivative Asset, Noncurrent		10.6	15.3
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member]
Liabilities measured at fair value
Commodity hedge contracts-current		(4.9)	(1.8)
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Commodity hedge contracts-current		0.0	0.0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Commodity hedge contracts-current		(4.9)	(1.8)
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Liabilities [Member]
Liabilities measured at fair value
Commodity hedge contracts-noncurrent		(0.5)	(0.6)
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Commodity hedge contracts-noncurrent		0.0	0.0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Commodity hedge contracts-noncurrent		$ (0.5)	$ (0.6)
Liability [Member] | Maximum [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Benchmark interest rates for contracts (in hundredths)		2.60%
Assets [Member] | Maximum [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Benchmark interest rates for contracts (in hundredths)		1.80%

[1]	Level 2 assets include money market mutual funds invested in U.S. Treasury obligations.